Taxation (Details 3) (Group's PRC subsidiaries, PRC, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Taxation
Net operating loss carry forwards	$ 1.00
2013
Taxation
Net operating loss carry forwards	0.01
2014
Taxation
Net operating loss carry forwards	0.01
2015
Taxation
Net operating loss carry forwards	0.01
2016
Taxation
Net operating loss carry forwards	0.01
2017
Taxation
Net operating loss carry forwards	$ 0.03